Schedule for additions to long-lived assets other than goodwill and acquired intangible assets (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets	$ 302,950	$ 532,457
Remittance Services Expense [Member]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets	302,950	532,457
Sales of Airtime [Member]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets
Other Services [Member]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets